As filed with the Securities and Exchange Commission on August 30, 2010

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==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stock-holders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                          2010 Semi-Annual Report

This report is provided for the general information of the Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective Prospectus, which contains more complete infor-mation about the Berkshire Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gain distributions.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                           June 30, 2010 (unaudited)


PERFORMANCE COMPARISON (Average annual total returns as of 6/30/10)
-------------------------------------------------------------------

                                 YTD(1)    1 Year     3 Year    5 Year    10 Year   Since Inception(2)

BERKSHIRE FOCUS FUND              2.08%     31.55%     1.64%     8.09%   -16.21%   -0.31%
-----------------------------------------------------------------------------------------
Dow Jones Industrial Average     -5.00%     18.93%    -7.36%     1.66%     1.69%    4.13%
S&P 500(R) Index                 -6.65%     14.43%    -9.79%    -0.79%    -1.59%    2.95%
Nasdaq Composite Index           -6.62%     16.04%    -5.88%     1.39%    -5.50%    3.57%
-----------------------------------------------------------------------------------------


NET ASSETS
---------------------------------------
6/30/10                  $15.76 Million


NET ASSET VALUE
---------------------------------------
Net Asset Value Per Share         $8.84


TOP TEN HOLDINGS(3)
-------------------------------------------------
Apple, Inc.                                22.48%
Chipotle Mexican Grill, Inc. (Class A)      8.00%
Salesforce.com, Inc.                        7.04%
Baidu, Inc. - ADR                           5.94%
NetApp, Inc.                                5.00%
F5 Networks, Inc.                           4.96%
Netflix, Inc.                               4.90%
Akamai Technologies, Inc.                   4.86%
Skyworks Solutions, Inc.                    4.83%
SanDisk Corp.                               4.80%


GROWTH OF $10,000(4)
---------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500(R) INDEX

[GRAPHIC OMITTED]

              S&P 500(R)    BERKSHIRE FOCUS
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,796           10,000
AUG-97          10,191            9,950
SEP-97          10,749           10,050
OCT-97          10,390            9,500
NOV-97          10,871            9,510
DEC-97          11,058            8,738
JAN-98          11,180            9,699
FEB-98          11,986           10,174
MAR-98          12,600           10,174
APR-98          12,727           10,346
MAY-98          12,508           10,043
JUN-98          13,016           11,539
JUL-98          12,878           11,560
AUG-98          11,016            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,218           17,822
JAN-99          14,812           20,835
FEB-99          14,352           19,177
MAR-99          14,926           22,776
APR-99          15,504           23,741
MAY-99          15,138           20,976
JUN-99          15,978           23,036
JUL-99          15,480           21,735
AUG-99          15,403           24,001
SEP-99          14,981           24,749
OCT-99          15,929           26,884
NOV-99          16,253           31,405
DEC-99          17,210           43,289
JAN-00          16,346           44,376
FEB-00          16,036           62,228
MAR-00          17,605           60,273
APR-00          17,075           53,253
MAY-00          16,725           45,712
JUN-00          17,137           56,317
JUL-00          16,869           57,013
AUG-00          17,917           71,627
SEP-00          16,971           67,248
OCT-00          16,900           56,719
NOV-00          15,567           36,118
DEC-00          15,643           36,346
JAN-01          16,198           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,860           19,624
MAY-01          14,960           17,418
JUN-01          14,596           16,440
JUL-01          14,452           13,398
AUG-01          13,547           10,257
SEP-01          12,453            6,498
OCT-01          12,691            8,845
NOV-01          13,664           10,518
DEC-01          13,784           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,970            5,911
JUL-02          11,037            5,140
AUG-02          11,109            4,564
SEP-02           9,902            3,455
OCT-02          10,774            4,194
NOV-02          11,408            5,400
DEC-02          10,738            4,140
JAN-03          10,456            4,183
FEB-03          10,300            4,281
MAR-03          10,400            4,183
APR-03          11,256            4,857
MAY-03          11,849            5,791
JUN-03          12,000            5,552
JUL-03          12,212            5,672
AUG-03          12,450            6,509
SEP-03          12,318            5,878
OCT-03          13,015            6,943
NOV-03          13,129            7,280
DEC-03          13,818            6,911
JAN-04          14,071            7,552
FEB-04          14,267            7,291
MAR-04          14,052            6,791
APR-04          13,831            5,726
MAY-04          14,021            6,346
JUN-04          14,294            6,824
JUL-04          13,820            5,607
AUG-04          13,876            5,303
SEP-04          14,026            5,770
OCT-04          14,240            6,335
NOV-04          14,816            7,128
DEC-04          15,321            7,161
JAN-05          14,947            6,748
FEB-05          15,262            6,661
MAR-05          14,991            6,302
APR-05          14,707            5,987
MAY-05          15,175            6,911
JUN-05          15,197            6,509
JUL-05          15,762            6,878
AUG-05          15,618            6,900
SEP-05          15,744            7,215
OCT-05          15,482            7,660
NOV-05          16,067            8,236
DEC-05          16,073            8,269
JAN-06          16,498            8,943
FEB-06          16,543            8,573
MAR-06          16,749            8,877
APR-06          16,974            8,845
MAY-06          16,486            7,747
JUN-06          16,508            7,736
JUL-06          16,609            7,258
AUG-06          17,004            7,704
SEP-06          17,443            7,943
OCT-06          18,011            8,301
NOV-06          18,353            9,062
DEC-06          18,611            8,617
JAN-07          18,892            8,573
FEB-07          18,523            8,443
MAR-07          18,730            8,280
APR-07          19,560            8,258
MAY-07          20,242            8,780
JUN-07          19,906            9,149
JUL-07          19,289            9,497
AUG-07          19,578            9,736
SEP-07          20,310           10,735
OCT-07          20,633           12,528
NOV-07          19,770           11,942
DEC-07          19,633           11,985
JAN-08          18,456            8,943
FEB-08          17,856            8,443
MAR-08          17,779            8,584
APR-08          18,645            9,866
MAY-08          18,886           10,507
JUN-08          17,294            9,334
JUL-08          17,149            9,269
AUG-08          17,397            9,029
SEP-08          15,847            6,965
OCT-08          13,184            5,933
NOV-08          12,238            4,998
DEC-08          12,369            5,118
JAN-09          11,326            5,205
FEB-09          10,120            5,096
MAR-09          11,007            5,781
APR-09          12,060            6,889
MAY-09          12,735            7,247
JUN-09          12,760            7,302
JUL-09          13,725            8,019
AUG-09          14,221            8,106
SEP-09          14,751            8,627
OCT-09          14,477            8,247
NOV-09          15,346            8,910
DEC-09          15,642            9,410
JAN-10          15,079            8,399
FEB-10          15,546            8,986
MAR-10          16,485            9,747
APR-10          16,745           10,290
MAY-10          15,408           10,138
JUN-10          14,601            9,605


SECTOR ALLOCATION(5)
------------------------------------------
Internet Software & Services        25.98%
Computer Hardware                   22.48%
Semiconductors                      19.00%
Restaurants                          8.00%
Software                             7.29%
Storage Devices                      5.00%
Investment Banking                   4.75%
Networking & Telecom Equipment       4.22%
Diversified Banks                    3.30%
Exchange Traded Funds                0.01%


(1) Not annualized for periods of less than one full year.

(2) The Fund's inception date was July 1, 1997.

(3) Stated as a percentage of total net assets as of 6/30/10. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(4) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(5) Stated as a percentage of total net assets as of 6/30/10. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

                                      *
------------------------------------------------------------------------------

                           BERKSHIRE FOCUS FUND
                   Performance and Portfolio Discussion
                                 6/30/2010

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                                      *

                                      *
                       -------------------------------
                          LETTER TO THE SHAREHOLDERS

[PHOTO]

Dear Fellow Shareholders,

For the six month period ended June 30, 2010, the Berkshire Focus Fund outper-formed its primary benchmark index. The Berkshire Focus Fund generated a total return of +2.08% while the S&P 500(R) Index - which we consider to be the Fund's primary benchmark index - had a total return of -6.65% over the same period. For comparative purposes, the Dow Jones Industrial Average posted a return of -5.00% and the Nasdaq Composite Index generated a return of -6.62% for the period ended June 30, 2010. Please see the Fund Overview section and the accompanying financial statements for more detailed information about the Fund's longer-term performance. All return data includes reinvested dividends but do not reflect the impact of taxes.

Stock markets stumbled out of the gate in early 2010 as investors who were unable to shake-off persistent worries about the sustainability of U.S. eco-nomic growth, decided to lock in their strong gains from the previous year.
Labor markets were anemic and the U.S. unemployment rate remained stubbornly weak at 9.7% through the end of March. The housing market continued to sput-ter, despite government incentives for homebuyers, and the fading effects of government stimulus coupled with large U.S. fiscal deficits - all remained key concerns for investors. However, despite investor angst, the broad-market equity indices staged a strong rally that lasted into the end of the quarter. The rally was buoyed in large part by better-than-expected corporate earnings reports which showed a tremendous recovery in earnings; a direct result of U.S. corporations focus on tight cost controls instead of increased spending and hiring. Also fueling the stock market's advance was an expansion of U.S. gross domestic product, the value of all goods and services produced, which grew at an annualized rate of 3.7% from January to March.

Early in the second quarter, equity markets resumed their upward trajectory driven by robust corporate earnings reports and investors increased appetite for risk. The end of April however, marked the cyclical peak of the markets as economic growth expectations were downgraded and worries about a "double-dip" recession were re-kindled. Negative investor sentiment was further aggravated by a maelstrom of other developments - including a "flash crash" in the U.S. equity markets, a major oil spill in the Gulf of Mexico, reduced stimulus and monetary tightening in China, regulatory reform of the financial services industry, reduced sovereign creditworthiness in Europe, Goldman Sachs coming under fire from the SEC, the specter of higher taxes as the Bush tax cuts expire - all proved too much for the stock markets to overcome. Not surpris-ingly, investors faced with a seemingly endless stream of negative events, finally succumbed to a crisis of confidence igniting several broad market sell-offs that would last until the end of the quarter.

The Fund advanced against this backdrop led by strong gains in some of our largest investments - Apple (AAPL), Salesforce.com (CRM), Baidu (BIDU) and Netflix ( NFLX). Other contributors to the Fund's outperformance during the period were Chipotle Mexican Grill (CMG), F5 Networks (FFIV) and VMware (VMW). Meanwhile, our investments in Priceline.com (PCLN), Google (GOOG) and Goldman Sachs (GS) temporarily worked against us. Some new additions to the portfolio during the second half of the year included Acme Packet (APKT), Akamai Tech-nologies (AKAM), Cirrus Logic (CRUS) and Citigroup (C).

As always, we thank you for your confidence and continued investment in the Berkshire Funds.

/s/ Malcolm R. Fobes III

Malcolm R. Fobes III
Chairman and Chief Investment Officer

                                      *
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                            FINANCIAL STATEMENTS
                                 (unaudited)
                                  6/30/2010

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                           June 30, 2010 (unaudited)


Shares                                                         Value

            COMMON STOCKS - 100.02%                      $ 15,760,719
            =========================================================
            (Cost $16,478,790)

            COMPUTER HARDWARE - 22.48%                      3,542,800
            ---------------------------------------------------------
 14,085     Apple, Inc.*                                    3,542,800

            DIVERSIFIED BANKS - 3.30%                         520,113
            ---------------------------------------------------------
  3,104     Bank of America Corp.                              44,605
126,465     Citigroup, Inc.*                                  475,508

            INTERNET SOFTWARE & SERVICES - 25.98%           4,093,831
            ---------------------------------------------------------
 18,860     Akamai Technologies, Inc.*                        765,150
     10     Amazon.com, Inc.*                                   1,093
 13,750     Baidu, Inc. - ADR*                                936,100
  1,565     Ctrip.com International Ltd. - ADR*                58,781
     10     Google, Inc. (Class A)*                             4,450
  7,105     Netflix, Inc.*                                    771,958
  2,530     Priceline.com, Inc.*                              446,646
 12,930     Salesforce.com, Inc.*                           1,109,653

            INVESTMENT BANKING - 4.75%                        748,239
            ---------------------------------------------------------
  5,700     The Goldman Sachs Group, Inc.                     748,239

            NETWORKING & TELECOM EQUIPMENT - 4.22%            665,587
            ---------------------------------------------------------
 24,745     Acme Packet, Inc.*                                665,146
     10     Cisco Systems, Inc.*                                  213
     10     Juniper Networks, Inc.*                               228

            RESTAURANTS - 8.00%                             1,260,020
            ---------------------------------------------------------
  9,210     Chipotle Mexican Grill, Inc. (Class A)*         1,260,020

            SEMICONDUCTORS - 19.00%                         2,992,923
            ---------------------------------------------------------
     10     Broadcom Corp. (Class A)*                             330
 47,000     Cirrus Logic, Inc.*                               743,070
     55     Intel Corp.                                         1,070
     15     Marvell Technology Group Ltd.*                        236
 34,105     OmniVision Technologies, Inc.*                    731,211
 17,980     SanDisk Corp.*                                    756,419
 45,300     Skyworks Solutions, Inc.*                         760,587

            SOFTWARE - 7.29%                                1,149,219
            ---------------------------------------------------------
 11,395     F5 Networks, Inc.*                                781,355
     10     Microsoft Corp.                                       230
 15,300     SuccessFactors, Inc.*                             319,127
    775     VMware, Inc.*                                      48,507

            STORAGE DEVICES - 5.00%                           787,987
            ---------------------------------------------------------
 21,120     NetApp, Inc.*                                     787,987

            EXCHANGE TRADED FUNDS - 0.01%                       1,459
            =========================================================
            (Cost $1,544)
     10     PowerShares QQQ                                       427
     10     SPDR S&P 500 ETF Trust                              1,032

            CASH EQUIVALENT - 0.17%                            26,452
            =========================================================
            (Cost $26,452)
 26,452     Fidelity Money Market Portfolio
            Select Class (0.20%)**                             26,452


            TOTAL INVESTMENT SECURITIES - 100.20%          15,788,630
            =========================================================
            (Cost $16,506,786)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20%)   (31,651)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 15,756,979
            =========================================================
            Equivalent to $8.84 per share


   *Non-income producing
   **Variable Rate Security: The rate shown represents the 7-day yield as of 6/30/10
   ADR - American Depositary Receipt


(See accompanying notes to financial statements)

                                      *
                       -------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2010 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
ASSETS
---------------------------------------------------------------------
Investment securities:
    At cost                                             $  16,506,786
                                                        =============
    At value                                            $  15,788,630
Receivable for securities sold                              3,754,824
Dividends and interest receivable                                  12
                                                        -------------
    TOTAL ASSETS                                           19,543,466
                                                        -------------


LIABILITIES
---------------------------------------------------------------------
Payable for securities purchased                            3,756,611
Payable for capital shares redeemed                             1,976
Payable to affiliate (Note 5)                                  27,853
Accrued expenses                                                   47
                                                        -------------
    TOTAL LIABILITIES                                       3,786,487
                                                        -------------


NET ASSETS                                              $  15,756,979
=====================================================================


Net assets consist of:
Paid in capital                                         $  87,937,065
Accumulated net realized losses
    from security transactions                            (71,461,930)
Net unrealized depreciation on investments                   (718,156)
                                                        -------------
NET ASSETS                                              $  15,756,979
                                                        =============


Shares of beneficial interest issued and outstanding
   (unlimited number of shares authorized, without
    par value)                                              1,782,603
                                                        =============


Net asset value and offering price per share            $        8.84
                                                        =============


Minimum redemption price per share*                     $        8.66
                                                        =============


*The Fund will impose a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                            STATEMENT OF OPERATIONS
              For the Six Months Ended June 30, 2010 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
INVESTMENT INCOME
---------------------------------------------------------------------
    Interest                                            $          41
    Dividends                                                  19,330
                                                        -------------
         TOTAL INVESTMENT INCOME                               19,371
                                                        -------------

EXPENSES
---------------------------------------------------------------------
    Investment advisory fees (Note 5)                         127,858
    Administrative fees (Note 5)                               42,605
    Interest expense                                              474
                                                        -------------
         TOTAL EXPENSES                                       170,937
                                                        -------------

NET INVESTMENT LOSS                                          (151,566)
---------------------------------------------------------------------


REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
---------------------------------------------------------------------
Net realized gains from security transactions               1,900,624
Net change in unrealized appreciation
   (depreciation) on investments                           (1,467,246)
                                                         ------------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                                           433,378
                                                         ------------

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                         $     281,812
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
    For the Periods Ended June 30, 2010 (unaudited) and December 31, 2009

                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   6/30/10            12/31/09
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                      $    (151,566)     $     (203,486)
    Net realized gains from security transactions                1,900,624           3,060,256
    Net change in unrealized appreciation
        (depreciation) on investments                           (1,467,246)          4,580,839
                                                              --------------------------------
Net increase in net assets from operations                         281,812           7,437,609
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                    1,253,033           9,129,841
    Proceeds from redemption fees (Note 6)                           6,719              23,714
    Payments for shares redeemed                                (4,603,770)         (5,175,787)
                                                              --------------------------------
Net increase (decrease) in net assets from
        capital share transactions                              (3,344,018)          3,977,768
                                                              --------------------------------


TOTAL INCREASE (DECREASE) IN NET ASSETS                         (3,062,206)         11,415,377
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         18,819,185           7,403,808
                                                              --------------------------------
    End of period                                            $  15,756,979       $  18,819,185
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    139,755           1,348,042
    Shares redeemed                                               (529,629)           (746,190)
                                                              --------------------------------
    Net increase (decrease) in shares outstanding                 (389,874)            601,852
    Shares outstanding, beginning of period                      2,172,477           1,570,625
                                                              --------------------------------
    Shares outstanding, end of period                            1,782,603           2,172,477
                                                              ================================

(see accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
                                       Six Months           Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended          Ended
                                          6/30/10       12/31/09       12/31/08       12/31/07       12/31/06       12/31/05
                                       (unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 8.66         $ 4.71        $ 11.03         $ 7.93         $ 7.61         $ 6.59
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment loss(A)                  (0.08)         (0.09)         (0.16)         (0.15)         (0.02)         (0.14)
    Net realized and unrealized gains
         (losses) on investments             0.26           4.03          (6.17)          3.25           0.34           1.16
                                            -------------------------------------------------------------------------------------
Total from investment operations             0.18           3.94          (6.33)          3.10           0.32           1.02
                                            -------------------------------------------------------------------------------------
    Proceeds from redemption fees            0.00(B)        0.01           0.01              -              -              -
                                            -------------------------------------------------------------------------------------



NET ASSET VALUE,
END OF PERIOD                              $ 8.84         $ 8.66         $ 4.71         $ 11.03        $ 7.93         $ 7.61
=================================================================================================================================


TOTAL RETURN(C)                             2.08%(Z)       83.86%        (57.30%)        39.09%          4.20%         15.48%
=================================================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)    $ 15,757       $ 18,819       $ 7,404       $ 21,525        $ 14,431       $ 22,291

Ratio of expenses to average net assets     2.00%(I)(Y)    2.00%(H)       2.00%(G)       2.00%(F)       2.00%(E)       2.00%(D)

Ratio of net investment loss to
    average net assets                      (1.78%)(Y)     (1.50%)        (1.68%)        (1.94%)        (0.21%)        (1.99%)

Portfolio turnover rate(X)                   429.3%(Z)      833.0%         539.9%         446.6%         386.2%         284.1%


(A) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) Amount is less than $0.01 per share.

(C) Total return represents the rate that the investor would have earned or (lost) on an investment in the Fund assuming reinvestment of dividends.

(D) For the year ended December 31, 2005 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(E) For the year ended December 31, 2006 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(F) For the year ended December 31, 2007 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(G) For the year ended December 31, 2008 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(H) For the year ended December 31, 2009 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.00%.

(I) For the six months ended June 30, 2010 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(X) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(Y) Annualized for periods of less than one full year.

(Z) Not annualized for periods of less than one full year.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2010 (unaudited)


1. Organization

The Berkshire Focus Fund (the "Fund") is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Fund commenced operations on July 1, 1997. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.


2. Significant Accounting Policies

   The following is a summary of the Trust's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of t he close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In accordance with U.S. generally accepted accounting principles ("GAAP"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to estab-lish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2010 (unaudited)


The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

                                       Level 1    Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Internet Software & Services    $  4,093,831      -        -   $  4,093,831
   Computer Hardware                  3,542,800      -        -      3,542,800
   Semiconductors                     2,992,923      -        -      2,992,923
   Restaurants                        1,260,020      -        -      1,260,020
   Software                           1,149,219      -        -      1,149,219
   Storage Devices                      787,987      -        -        787,987
   Investment Banking                   748,239      -        -        748,239
   Networking & Telecom Equipment       665,587      -        -        665,587
   Diversified Banks                    520,113      -        -        520,113
                                    ------------------------------------------
Total Common Stocks                  15,760,719      -        -     15,760,719

Exchange Traded Funds                     1,459      -        -          1,459

Cash Equivalent                          26,452      -        -         26,452
                                    ------------------------------------------
Total Investments                  $ 15,788,630      -        -   $ 15,788,630
------------------------------------------------------------------------------

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improv-ing Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effect-ive for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Subsequent events evaluation - In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or dis-closure through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclos-ures.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2010 (unaudited)


Federal income tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended December 31, 2009 the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2006.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of opera-tions or net asset value per share of the Fund.


3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instru-ments) for the six months ended June 30, 2010 were $72,799,961 and $76,210,806, respectively. There were no purchases or sales of U.S. Government securities for the Fund.


4. Tax Information

As of December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:


              Federal income tax cost             $   18,118,261
              ==================================================
              Gross unrealized appreciation       $      915,384
              Gross unrealized depreciation             (179,719)
              --------------------------------------------------
              Net unrealized appreciation                735,665
              --------------------------------------------------
              Undistributed ordinary income                    0
              --------------------------------------------------
              Accumulated losses                     (73,349,129)
              --------------------------------------------------
              Total accumulated losses            $  (72,613,464)
              ==================================================

The cost basis of investments for tax and financial reporting purposes differs primarily due to the deferral of capital losses from wash sales.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2010 (unaudited)


There were no distributions paid during the six months ended June 30, 2010 or the year ended December 31, 2009.

At December 31, 2009, the Fund had the following capital loss carryforwards for tax purposes:

             Capital Loss Carryforward         Date of Expiration
             ----------------------------------------------------
                  $    5,953,640                     12/31/16
                  $      542,380                     12/31/12
                  $   10,452,456                     12/31/11
                  $   56,400,653                     12/31/10

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distribut-ed to shareholders.


5. Related Party Transactions, Investment Advisory and Administrative Fees

Certain Officers and Trustees of the Trust are also Officers and Directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital"). The non-interested Trustees of the Fund were not paid any Trustee fees and expenses directly by Berkshire Capital during the six months ended June 30, 2010.

The Fund has an Investment Advisory Agreement (the "Advisory Agreement") and a separate Administration Agreement with Berkshire Capital. Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of the port-folio. For the services it provides under the Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holi-days) at a rate of 1.50% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital renders all administrative and supervisory services of the Fund, as well as facilities furnished and expenses assumed. For these services, Berkshire Capital receives a fee at the annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a percentage of the Fund's daily net assets and is accrued each calendar day (including weekends and holidays). For the six months ended June 30, 2010, Berkshire Capital was paid an investment advisory fee of $127,858 and an administration fee of $42,605 from the Fund. The amount due to Berkshire Capital for these fees at June 30, 2010 totaled $27,853.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2010 (unaudited)


6. Redemption Fee

On October 12, 2006 the Board of Trustees unanimously approved a redemption fee of 2.00% on shares held for 90 days or less, to become effective January 1, 2008, or thereafter as reasonably practical. For the six months ended June 30, 2010 proceeds from redemption fees were $6,719.


7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2010 Charles Schwab & Co. owned 30.67% of the Fund.

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                                EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, administrative fees and interest expense. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on January 1, 2010 and held through June 30, 2010.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire trans-fers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund's transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes advisory fees, administrative fees and interest expense. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the per-iod. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of in-vesting in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                       Beginning           Ending           During the Period*
                     Account Value      Account Value       January 1, 2010 to
                    January 1, 2010     June 30, 2010         June 30, 2010
                    ---------------     -------------       ------------------
Actual                 $1,000.00          $1,020.80                $10.07

Hypothetical           $1,000.00          $1,014.83                $10.04
(5% annual return before expenses)

*Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             OTHER INFORMATION

Proxy Voting Guidelines

Berkshire Capital Holdings, Inc., the Fund's Adviser, is responsible for exer-cising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and a record of the Fund's proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling toll free 1-877-526-0707. They are also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         INDEPENDENT REGISTERED
         PUBLIC ACCOUNTING FIRM
         Cohen Fund Audit Services, Ltd.
         800 Westpoint Parkway
         Suite #1100
         Westlake, OH 44145


         TRANSFER AGENT
         Mutual Shareholder Services, LLC
         8000 Town Centre Drive
         Suite #400
         Broadview Heights, OH 44147


         CUSTODIAN
         U.S. Bank, N.A.
         1555 North RiverCenter Drive
         Suite #302
         Milwaukee, WI 53212


         WEBSITE
         www.berkshirefunds.com

ITEM 2.  CODE OF ETHICS
         Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  SCHEDULE OF INVESTMENTS
         Schedule of Investments is included as part of the report to share-holders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
         Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

         (a) The Registrant's President, Treasurer and Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Ex-change Act of 1934. Based on this review, such officer has con-cluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this re-port is appropriately recorded, processed, summarized and report-ed and made known to them by others within the Registrant and by the Registrant's service provider.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are rea-sonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

         (a) (1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.

                 Not applicable.

             (2) A  separate  certification  for  each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                 Filed herewith.

             (3) Any  written  solicitation  to purchase securities under Rule
                 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

                 Not applicable to open-end investment companies.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                 Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly author-ized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: August 30, 2010


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: August 30, 2010

                              THE BERKSHIRE FUNDS
                         EXHIBIT INDEX FOR FORM N-CSR
                          AS FILED ON AUGUST 30, 2010

                                 EXHIBIT INDEX

A. Certification pursuant to Section 302
   of the Sarbanes-Oxley Act of 2002................................EX.99.CERT

B. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act of 2002............................EX.99.906.CERT